UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22067

AGIC Global Equity & Convertible Income Fund
(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1633 Broadway, New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	August 31, 2011

Date of reporting period:	May 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

AGIC Global Equity & Convertible Income Fund Schedule of Investments

May 31, 2011 (unaudited)

Shares		Value*
COMMON STOCK—78.2%
	Australia—2.3%
	Airlines—0.3%
152,554	Qantas Airways Ltd. (a)	$343,209

	Biotechnology—0.5%
17,462	CSL Ltd. (b)	632,530

	Construction & Engineering—0.3%
14,173	Leighton Holdings Ltd.	352,762

	Diversified Financial Services—0.6%
139,994	Challenger Ltd.	717,413

	Metals & Mining—0.6%
13,924	BHP Billiton Ltd.	663,070
58,602	OneSteel Ltd.	118,401
		781,471
	Austria—0.1%
	Building Products—0.0%
3,027	Wienerberger AG	59,107

	Metals & Mining—0.1%
2,316	Voestalpine AG	116,265

	Belgium—0.2%
	Chemicals—0.2%
5,374	Tessenderlo Chemie NV	236,537

	Brazil—0.9%
	Metals & Mining—0.9%
32,439	Vale S.A. —Cl. B - ADR	1,046,482

	Canada—0.3%
	Communications Equipment—0.3%
9,100	Research In Motion Ltd. (a)	389,935

	China—0.2%
	Electronic Equipment, Instruments—0.1%
30,500	Kingboard Chemical Holdings Ltd.	153,713

	Independent Power Producers—0.1%
38,000	China Resources Power Holdings Co., Ltd.	76,386

	Denmark—0.1%
	Construction & Engineering—0.1%
2,000	FLSmidth & Co. AS	166,280

	Finland—0.2%
	Communications Equipment—0.0%
7,353	Nokia Oyj	51,208

	Food & Staples Retailing—0.2%
4,984	Kesko Oyj —Cl. B	248,328

	France—2.7%
	Airlines—0.0%
4,355	Air France - KLM (a)	73,404

	Automobiles—0.4%
9,874	Peugeot S.A. (a)	419,723
1,838	Renault S.A.	104,710
		524,433
	Commercial Banks—0.5%
4,922	BNP Paribas	385,665
12,598	Credit Agricole S.A.	193,565
		579,230
	Diversified Telecommunication—0.9%
47,233	France Telecom S.A. (b)	1,081,838

	Electrical Equipment—0.2%
4,912	Alstom S.A.	305,123

	Household Durables—0.2%
2,043	SEB S.A.	217,259

	Metals & Mining—0.1%
3,088	ArcelorMittal	103,395

	Oil, Gas & Consumable Fuels—0.4%
8,490	Total S.A.	490,387

AGIC Global Equity & Convertible Income Fund Schedule of Investments

May 31, 2011 (unaudited)

Shares		Value*
	Germany—2.7%
	Airlines—0.4%
23,665	Deutsche Lufthansa AG	$516,687

	Automobiles—1.2%
17,212	Daimler AG (b)	1,220,729
3,950	Porsche Automobile Holding SE	275,544
		1,496,273
	Chemicals—0.5%
7,688	K+S AG	614,675

	Industrial Conglomerates—0.2%
1,496	Siemens AG	200,649

	Metals & Mining—0.1%
1,548	Salzgitter AG	114,721

	Multi-Utilities—0.0%
568	RWE AG	33,152

	Semiconductors & Semiconductor Equipment—0.3%
2,911	Aixtron AG	116,158
15,947	Infineon Technologies AG	185,292
		301,450
	Greece—0.0%
	Commercial Banks—0.0%
4,039	National Bank of Greece S.A. (a)	28,012

	Hong Kong—2.0%
	Airlines—0.4%
197,000	Cathay Pacific Airways Ltd.	472,102

	Diversified Financial Services—0.1%
8,000	Hong Kong Exchanges & Clearing Ltd.	179,004

	Electric Utilities—0.2%
59,000	Cheung Kong Infrastructure Holdings Ltd.	278,534

	Industrial Conglomerates—0.1%
3,600	Jardine Matheson Holdings Ltd.	188,652

	Marine—0.1%
10,500	Orient Overseas International Ltd.	82,106

	Paper & Forest Products—0.1%
112,000	Lee & Man Paper Manufacturing Ltd.	68,378

	Real Estate Management & Development—0.7%
41,000	Hang Lung Group Ltd.	266,474
118,000	New World Development Ltd.	201,358
28,000	Swire Pacific Ltd. —Cl. A	432,916
		900,748
	Semiconductors & Semiconductor Equipment—0.2%
16,500	ASM Pacific Technology Ltd.	223,809

	Specialty Retail—0.1%
19,981	Esprit Holdings Ltd.	75,231

	Ireland—0.0%
	Banks—0.0%
20,740	Anglo Irish Bank Corp. PLC (a)(c)	298

	Insurance—0.0%
9,738	Irish Life & Permanent Group Holdings PLC (a)	1,507

	Israel—0.2%
	Pharmaceuticals—0.2%
3,501	Teva Pharmaceutical Industries Ltd. - ADR	178,201

	Italy—0.7%
	Electric Utilities—0.3%
54,358	Enel SpA	374,107

	Household Durables—0.1%
14,735	Indesit Co. SpA	162,943

	Oil, Gas & Consumable Fuels—0.3%
13,395	ENI SpA	321,233

	Japan—5.0%
	Auto Components—0.1%
5,800	Tokai Rika Co., Ltd.	106,782

	Commercial Banks—0.3%
169,000	Hokuhoku Financial Group, Inc.	321,419

	Computers & Peripherals—0.0%
13,000	Toshiba Corp.	69,177

	Consumer Finance—0.1%
490	ORIX Corp.	46,975
13,600	Promise Co., Ltd. (a)	98,002
		144,977
	Diversified Telecommunication—0.1%
2,100	Nippon Telegraph & Telephone Corp.	98,821

AGIC Global Equity & Convertible Income Fund Schedule of Investments

May 31, 2011 (unaudited)

Shares		Value*
	Electronic Equipment, Instruments—0.4%
3,500	FUJIFILM Holdings Corp.	$103,859
5,500	Mitsumi Electric Co., Ltd.	60,065
23,000	Nippon Chemi-Con Corp.	141,941
14,000	Star Micronics Co., Ltd.	149,298
		455,163
	Health Care Equipment & Supplies—0.2%
7,000	Olympus Corp.	217,145

	Household Durables—0.3%
13,300	Sony Corp.	356,034

	Leisure Equipment & Products—0.4%
5,000	Nikon Corp.	117,491
7,900	Sankyo Co., Ltd.	419,970
		537,461
	Machinery—0.2%
5,000	Glory Ltd.	105,967
4,700	Shima Seiki Manufacturing Ltd.	127,693
		233,660
	Marine—0.4%
71,000	Mitsui OSK Lines Ltd.	380,719
32,000	Nippon Yusen KK	120,991
		501,710
	Metals & Mining—0.3%
4,300	JFE Holdings, Inc.	107,817
43,000	Nippon Steel Corp.	128,463
56,000	Sumitomo Metal Industries Ltd.	114,931
		351,211
	Pharmaceuticals—0.1%
6,000	Chugai Pharmaceutical Co., Ltd.	98,702
3,300	Daiichi Sankyo Co., Ltd.	64,048
		162,750
	Road & Rail—0.1%
1,700	East Japan Railway Co.	99,218

	Software—0.1%
300	Nintendo Co., Ltd.	69,751

	Specialty Retail—0.0%
3,000	Aoyama Trading Co., Ltd.	48,351

	Tobacco—0.0%
16	Japan Tobacco, Inc.	61,927

	Trading Companies & Distribution—1.6%
54,000	ITOCHU Corp.	558,810
70,000	Marubeni Corp.	490,685
26,000	Mitsui & Co., Ltd.	444,733
36,900	Sumitomo Corp.	494,065
		1,988,293
	Wireless Telecommunication Services—0.3%
50	KDDI Corp.	358,599

	Luxembourg—0.0%
	Metals & Mining—0.0%
154	APERAM	5,636

	Netherlands—0.1%
	Diversified Financial Services—0.1%
14,541	ING Groep NV (a)	176,285

	New Zealand—0.2%
	Construction Materials—0.2%
27,259	Fletcher Building Ltd.	201,090

	Norway—0.6%
	Chemicals—0.5%
10,500	Yara International ASA	633,099

	Energy Equipment & Services—0.1%
3,400	TGS Nopec Geophysical Co. ASA	96,473

	Singapore—1.1%
	Airlines—0.4%
40,000	Singapore Airlines Ltd.	459,431

	Commercial Banks—0.2%
36,000	Oversea-Chinese Banking Corp.	277,300

	Distributors—0.2%
9,000	Jardine Cycle & Carriage Ltd.	295,580

	Electronic Equipment, Instruments—0.2%
26,000	Venture Corp. Ltd.	187,400

	Real Estate Management & Development—0.1%
71,000	Wing Tai Holdings Ltd.	90,385

AGIC Global Equity & Convertible Income Fund Schedule of Investments

May 31, 2011 (unaudited)

Shares		Value*
	Transportation Infrastructure—0.0%
29,200	SATS Ltd.	$62,036

	Spain—1.3%
	Construction & Engineering—0.4%
9,221	ACS Actividades de Construccion y Servicios S.A.	443,491
2,822	Sacyr Vallehermoso S.A.	30,589
		474,080
	Diversified Telecommunication—0.9%
45,274	Telefonica S.A.	1,100,981

	Sweden—1.4%
	Commercial Banks—0.2%
19,000	Nordea Bank AB	223,237
4,200	Swedbank AB —Cl. A	78,227
		301,464
	Household Durables—0.1%
5,400	Electrolux AB	147,125

	Machinery—0.7%
20,200	Sandvik AB	384,177
16,000	Trelleborg AB —Cl. B	186,398
14,200	Volvo AB —Cl. B	257,356
		827,931
	Specialty Retail—0.4%
13,200	Hennes & Mauritz AB —Cl. B	491,317

	Switzerland—1.4%
	Biotechnology—0.3%
5,878	Actelion Ltd. (a)	320,060

	Capital Markets—0.1%
2,773	Credit Suisse Group AG (a)	119,230

	Insurance—0.7%
3,450	Zurich Financial Services AG (a)(b)	924,273

	Textiles, Apparel & Luxury Goods—0.3%
656	Swatch Group AG (a)	327,038

	United Kingdom—8.1%
	Aerospace & Defense—0.1%
11,929	BAE Systems PLC	64,955

	Capital Markets—0.1%
17,856	3i Group PLC	84,853

	Commercial Banks—0.4%
50,729	Barclays PLC	231,852
18,343	Lloyds TSB Group PLC (a)	15,718
51,937	Royal Bank of Scotland Group PLC (a)	36,538
9,470	Standard Chartered PLC	254,255
		538,363
	Commercial Services & Supplies—0.4%
13,579	Aggreko PLC	417,841

	Food & Staples Retailing—0.4%
92,742	WM Morrison Supermarkets PLC (b)	463,982

	Industrial Conglomerates—0.1%
4,961	Cookson Group PLC	56,258
4,730	Smiths Group PLC	96,329
		152,587
	Insurance—0.6%
253,484	Old Mutual PLC	548,882
45,432	Standard Life PLC	157,320
		706,202
	Machinery—0.2%
17,900	Charter International PLC	230,171

	Metals & Mining—1.8%
6,416	Anglo American PLC	321,245
36,554	BHP Billiton PLC (b)	1,449,618
5,372	Rio Tinto PLC	374,333
4,527	Xstrata PLC	106,757
		2,251,953
	Multiline Retail—0.8%
26,858	Marks & Spencer Group PLC	176,757
21,928	Next PLC	821,156
		997,913
	Oil, Gas & Consumable Fuels—2.1%
16,993	BG Group PLC	394,563
	Royal Dutch Shell PLC,
16,201	Class A	585,801
45,399	Class B (b)	1,638,676
		2,619,040
	Professional Services—0.1%
14,108	Michael Page International PLC	124,157

AGIC Global Equity & Convertible Income Fund Schedule of Investments

May 31, 2011 (unaudited)

Shares		Value*
	Specialty Retail—0.1%
16,621	Game Group PLC	$12,880
72,326	Howden Joinery Group PLC (a)	135,853
		148,733
	Tobacco—0.5%
14,650	British American Tobacco PLC (b)	657,369

	Wireless Telecommunication Services—0.4%
165,068	Vodafone Group PLC	458,987

	United States—46.4%
	Aerospace & Defense—0.7%
10,300	L-3 Communications Holdings, Inc.	840,995

	Auto Components—1.0%
31,200	Johnson Controls, Inc.	1,235,520

	Automobiles—1.1%
82,000	Ford Motor Co. (a)	1,223,440
5,837	General Motors Co. (a)	185,675
		1,409,115
	Beverages—1.9%
15,800	Coca-Cola Co.	1,055,598
15,600	Molson Coors Brewing Co. —Cl. B	727,740
7,600	PepsiCo, Inc. (b)	540,512
		2,323,850
	Biotechnology—0.8%
22,800	Gilead Sciences, Inc. (a)	951,672

	Communications Equipment—2.5%
5,266	Aviat Networks, Inc. (a)	24,592
44,800	Cisco Systems, Inc.	752,640
5,984	EchoStar Corp. —Cl. A (a)	201,601
21,200	Harris Corp.	1,048,128
17,000	Qualcomm, Inc. (b)	996,030
		3,022,991
	Computers & Peripherals—2.3%
4,100	Apple, Inc. (a)(b)	1,426,103
51,700	EMC Corp. (a)(b)	1,471,899
		2,898,002
	Diversified Financial Services—0.9%
24,837	JP Morgan Chase & Co.	1,073,952

	Diversified Telecommunication Services—0.9%
6,769	Frontier Communications Corp.	59,906
28,200	Verizon Communications, Inc.	1,041,426
		1,101,332
	Electric Utilities—0.8%
13,855	Entergy Corp.	944,218

	Electronic Equipment, Instruments & Components—0.6%
14,000	Amphenol Corp. —Cl. A	756,840

	Energy Equipment & Services—2.9%
9,700	Diamond Offshore Drilling, Inc.	714,599
15,500	National Oilwell Varco, Inc.	1,124,990
20,100	Schlumberger Ltd.	1,722,972
		3,562,561
	Food Products—0.5%
20,500	Archer-Daniels-Midland Co.	664,405

	Health Care Equipment & Supplies—1.8%
15,600	Baxter International, Inc.	928,512
3,680	Intuitive Surgical, Inc. (a)	1,284,320
		2,212,832
	Health Care Providers & Services—2.7%
23,000	CIGNA Corp.	1,147,470
15,000	McKesson Corp. (b)	1,284,150
14,600	Medco Health Solutions, Inc. (a)	873,956
		3,305,576
	Hotels, Restaurants & Leisure—1.0%
15,000	McDonald’s Corp.	1,223,100

	Household Products—0.9%
16,500	Procter & Gamble Co.	1,105,500

	Independent Power Producers & Energy Traders—1.1%
12,500	Constellation Energy Group, Inc.	464,750
38,461	NRG Energy, Inc. (a)	952,294
		1,417,044
	Industrial Conglomerates—1.8%
62,026	General Electric Co.	1,218,191
45,800	Textron, Inc.	1,047,904
		2,266,095

AGIC Global Equity & Convertible Income Fund Schedule of Investments

May 31, 2011 (unaudited)

Shares			Value*
	Insurance—2.1%
1,786	American International Group, Inc. (a)		$50,901
46,000	Genworth Financial, Inc. —Cl. A (a)		511,060
11,760	MetLife, Inc.		518,616
17,000	Prudential Financial, Inc.		1,084,260
19,230	XL Group PLC —Cl. A		454,982
			2,619,819
	Internet Software & Services—0.9%
2,000	Google, Inc. —Cl. A (a)		1,058,040

	IT Services—1.0%
7,500	International Business Machines Corp. (b)		1,266,975

	Machinery—2.9%
18,700	AGCO Corp. (a)		966,229
14,200	Deere & Co.		1,222,336
14,900	Joy Global, Inc.		1,335,785
			3,524,350
	Media—0.7%
29,919	DISH Network Corp. —Cl. A (a)		905,947

	Metals & Mining—1.0%
23,400	Freeport-McMoRan Copper & Gold, Inc.		1,208,376

	Multiline Retail—0.8%
19,500	Target Corp.		965,835

	Multi-Utilities—1.0%
28,169	PG&E Corp.		1,221,971

	Oil, Gas & Consumable Fuels—1.9%
5,500	Occidental Petroleum Corp.		593,175
19,400	Peabody Energy Corp.		1,190,384
18,800	Valero Energy Corp.		517,000
			2,300,559
	Pharmaceuticals—4.0%
16,000	Abbott Laboratories		836,000
43,300	Bristol-Myers Squibb Co. (b)		1,245,308
18,224	Johnson & Johnson		1,226,293
43,391	Merck & Co., Inc.		1,594,619
			4,902,220
	Semiconductors & Semiconductor Equipment—1.8%
48,000	Intel Corp.		1,080,480
33,900	Texas Instruments, Inc.		1,196,670
			2,277,150
	Software—2.1%
44,500	Microsoft Corp.		1,112,945
36,900	Oracle Corp.		1,262,718
10,199	Symantec Corp. (a)		199,391
			2,575,054

	Total Common Stock (cost-$131,686,202)		96,318,832

		Credit Rating (Moody’s/S&P)
CONVERTIBLE PREFERRED STOCK—12.8%
Airlines—0.4%
11,485	Continental Airlines Finance Trust II, 6.00%, 11/15/30	Caa1/NR	443,608

Auto Components—0.5%
10,700	Goodyear Tire & Rubber Co., 5.875%, 4/1/14 (a)	NR/NR	627,341

Automobiles—0.4%
60,000	Escrow GM Corp., 7/15/33 (a)(c)	NR/NR	—
9,800	General Motors Co., 4.75%, 12/1/13, Ser. B	NR/NR	490,980
			490,980
Capital Markets—1.3%
4,600	AMG Capital Trust I, 5.10%, 4/15/36	NR/BB	224,181
	Lehman Brothers Holdings, Inc. (c)(d)(e),
42,200	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.)	WR/NR	251,934
9,300	28.00%, 3/6/09, Ser. RIG (Transocean, Inc.)	WR/NR	207,390
	The Goldman Sachs Group, Inc. (d),
6,250	6.00%, 3/2/12 (Wellpoint, Inc.)	A1/A	452,244
21,650	7.00%, 8/1/11 (Weatherford Corp.)	A1/A	432,913
			1,568,662

Commercial Banks—0.4%
1,700	Fifth Third Bancorp, 8.50%, 6/30/13, Ser. G (f)	Ba1/BB	244,601
250	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (f)	Baa3/A-	271,250
			515,851

AGIC Global Equity & Convertible Income Fund Schedule of Investments

May 31, 2011 (unaudited)

Shares		Credit Rating (Moody’s/S&P)	Value*
Commercial Services & Supplies—0.4%
11,150	United Rentals, Inc., 6.50%, 8/1/28	Caa1/CCC	$512,203

Diversified Financial Services—2.4%
500	Bank of America Corp., 7.25%, 1/30/13, Ser. L (f)	Ba3/BB+	525,000
4,200	Citigroup, Inc., 7.50%, 12/15/12	NR/NR	506,100
	Credit Suisse Securities USA LLC (d),
9,395	7.00%, 7/27/11 (Target Corp.)	Aa2/A	462,986
17,710	8.00%, 9/20/11 (Bristol-Myers Squibb Co.)	Aa2/A	468,164
	JP Morgan Chase & Co. (d),
6,870	7.00%, 7/25/11 (McDonald’s Corp.)	Aa3/A+	532,219
23,145	7.00%, 8/16/11 (Cisco Systems)	Aa3/A+	425,984
			2,290,453

Electric Utilities—0.4%
5,000	NextEra Energy, Inc., 8.375%, 6/1/12	NR/NR	259,700
3,875	PPL Corp., 9.50%, 7/1/13	NR/NR	223,665
			483,365

Food Products—1.2%
11,400	Archer-Daniels-Midland Co., 6.25%, 6/1/11	NR/NR	465,348
10,000	Bunge Ltd., 4.875%, 12/1/11 (f)	Ba1/BB	1,055,000
			1,520,348

Household Durables—0.8%
7,400	Newell Financial Trust I, 5.25%, 12/1/27	WR/BB	347,800
4,900	Stanley Black & Decker, Inc., 4.75%, 11/17/15	Baa3/BBB+	590,450
			938,250

Insurance—1.1%
21,500	American International Group, Inc., 8.50%, 8/1/11	Baa2/NR	36,765
5,200	Assured Guaranty Ltd., 8.50%, 6/1/12	NR/NR	364,676
6,500	MetLife, Inc., 5.00%, 9/11/13	NR/BBB-	537,615
13,700	XL Group PLC, 10.75%, 8/15/11	Baa2/BBB-	436,345
			1,375,401

Multi-Utilities—1.0%
25,000	AES Trust III, 6.75%, 10/15/29	B3/B	1,228,750

Oil, Gas & Consumable Fuels—1.4%
7,800	Apache Corp., 6.00%, 8/1/13	NR/NR	518,934
4,700	ATP Oil & Gas Corp., 8.00%, 10/1/14 (f)(h)(i)	NR/NR	506,425
6,700	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B+	670,000
			1,695,359

Professional Services—0.5%
10,400	Nielsen Holdings NV, 6.25%, 2/1/13	NR/B	661,336

Real Estate Investment Trust—0.2%
10,700	Alexandria Real Estate Equities, Inc., 7.00%, 4/20/13 (f)	NR/NR	287,830

Road/Rail—0.4%
37,600	2010 Swift Mandatory Common Exchange Security Trust, 6.00%, 12/31/13 (h)	NR/NR	509,337

	Total Convertible Preferred Stock (cost-$19,406,926)		15,779,074

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES—6.9%
Auto Components—0.5%
$275	BorgWarner, Inc., 3.50%, 4/15/12	NR/BBB	612,219

Capital Markets—0.4%
500	Ares Capital Corp., 5.75%, 2/1/16 (h)(i)	NR/BBB	525,000

Electrical Equipment—0.8%
400	EnerSys, 3.375%, 6/1/38 (j)	B1/BB	460,000
500	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	NR/NR	482,500
			942,500

Hotels, Restaurants & Leisure—0.4%
450	MGM Resorts International, 4.25%, 4/15/15	Caa1/CCC+	524,812

Internet Software & Services—0.3%
275	VeriSign, Inc., 3.25%, 8/15/37	NR/NR	327,594

IT Services—0.5%
475	Alliance Data Systems Corp., 1.75%, 8/1/13	NR/NR	609,187

Media—1.2%
475	Interpublic Group of Cos, Inc., 4.25%, 3/15/23	Ba2/BB+	539,719
	Liberty Media LLC,
310	3.125%, 3/30/23	B1/BB-	375,487
1,000	3.50%, 1/15/31	B1/BB-	566,250
			1,481,456

Metals & Mining—0.2%
200	Steel Dynamics, Inc., 5.125%, 6/15/14	NR/BB+	245,750

Oil, Gas & Consumable Fuels—0.4%
300	Western Refining, Inc., 5.75%, 6/15/14	NR/CCC+	536,625

Pharmaceuticals—0.6%
200	Valeant Pharmaceuticals International, Inc., 5.375%, 8/1/14 (h)(i)	NR/NR	741,000

Real Estate Investment Trust—0.6%
250	Boston Properties LP, 3.75%, 5/15/36	NR/A-	301,563
400	Health Care REIT, Inc., 4.75%, 12/1/26	Baa2/BBB-	460,000
			761,563

AGIC Global Equity & Convertible Income Fund Schedule of Investments

May 31, 2011 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*
Semiconductors & Semiconductor Equipment—0.5%
$600	SunPower Corp., 4.75%, 4/15/14	NR/NR	$654,750

Thrifts & Mortgage Finance—0.5%
	MGIC Investment Corp.,
200	5.00%, 5/1/17	NR/CCC+	208,000
395	9.00%, 4/1/63 (h)(i)	Caa3/CC	389,075
			597,075
	Total Convertible Bonds & Notes (cost-$8,730,392)		8,559,531

YANKEE BOND—0.4%
Marine—0.4%
550	DryShips, Inc., 5.00%, 12/1/14 (cost-$620,871)	NR/NR	492,938

Units
WARRANTS (a)—0.2%
Automobiles—0.2%
	General Motors Co.,
5,307	expires 7/10/16		120,416
5,307	expires 7/10/19		88,467
			208,883
Electronic Equipment, Instruments—0.0%
3,050	Kingboard Chemical Holdings Ltd., expires 10/31/12		1,961

	Total Warrants (cost-$775,993)		210,844

Principal Amount (000s)
SHORT-TERM INVESTMENT—1.3%
Time Deposit—1.3%
$1,583	Citibank-Nassau, 0.03%, 6/1/11 (cost-$1,583,284)		1,583,284

	Total Investments before call options written (cost-$162,803,668)—99.8%		122,944,503

Contracts
CALL OPTIONS WRITTEN (a)—(0.0)%
	Apple, Inc.,
25	strike price $350, expires 6/18/11		(12,313)
	Bristol-Myers Squibb Co.,
300	strike price $30, expires 6/18/11		(3,900)
	EMC Corp.,
360	strike price $29, expires 6/18/11		(9,540)
	International Business Machines Corp.,
50	strike price $175, expires 6/18/11		(1,050)
	Mckesson Corp.,
105	strike price $87.50, expires 6/18/11		(4,725)
	PepsiCo, Inc.,
55	strike price $72.50, expires 6/18/11		(715)
	Qualcomm, Inc.,
120	strike price $60, expires 6/18/11		(6,300)
	Total Call Options Written (premiums received-$39,159)		(38,543)

	Total Investments net of call options written (cost-$162,764,508) (g)(k)—99.8%		122,905,960
	Other assets less other liabilities—0.2%		288,327
	Net Assets—100.0%		$123,194,287

Notes to Schedule of Investments:

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside of the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing the securities, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Fund’s NAV is calculated. With respect to certain foreign securities, the Fund may fair-value securities using modeling tools provided by third-party vendors. The Fund has retained a statistical research service to assist in the determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund.

(a) Non-income producing.

(b) All or partial amount segregated for the benefit of the counterparty as collateral for call options written.

(c) Fair-Valued—Securities with an aggregate value of $459,622, representing 0.4% of net assets.

(d) Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer.  Such entity is identified in the parenthetical.

(e) In default.

(f) Perpetual maturity. Maturity date shown is the first call date.

(g) Securities with an aggregrate value of $37,556,384, representing 30.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor.

(h) 144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional buyers.  Unless otherwise indictated, these securities are not considered to be illiquid.

(i) Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate market value of $2,161,500, representing 1.8% of net assets.

(j) Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(k) At May 31, 2011, the cost basis of portfolio securities for federal income tax purposes was $163,943,644.  Gross unrealized appreciation was $5,452,059, gross unrealized depreciation was $46,451,200 and net unrealized depreciation was $40,999,141.

The difference between book and tax cost basis was attributable to wash sales.

Glossary:
ADR — American Depository Receipt
NR — Not Rated
REIT — Real Estate Investment Trust
WR — Withdrawn Rating

Other Investments:

Transactions in options written for the nine months ended May 31, 2011:

	Contracts	Premiums
Options outstanding, August 31, 2010	45,321	$85,226
Options written	16,325	1,101,730
Options terminated in closing transactions	(9,700)	(622,090)
Options expired	(50,931)	(525,707)
Options outstanding, May 31, 2011	1,015	$39,159

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

• Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

• Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The valuation techniques used by the Fund to measure fair value during the nine months ended May 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized multi-dimensional relational pricing models and the estimation of the price that would have prevailed in a liquid market for the international equities given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities, for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Convertible Bonds & Notes — Convertible bonds and notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Option Contracts — Option contracts traded over the counter (“OTC”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC option contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at May 31, 2011 in valuing Fund’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 5/31/11
Investments in Securities - Assets
Common Stock:
Australia	—	$2,827,385	—		$2,827,385
Austria	—	175,372	—		175,372
Belgium	—	236,537	—		236,537
China	—	230,099	—		230,099
Denmark	—	166,280	—		166,280
Finland	—	299,536	—		299,536
France	—	3,375,069	—		3,375,069
Germany	—	3,277,607	—		3,277,607
Greece	—	28,012	—		28,012
Hong Kong	—	2,468,564	—		2,468,564
Ireland	—	1,507	$298		1,805
Italy	—	858,283	—		858,283
Japan	—	6,182,449	—		6,182,449
Netherlands	—	176,285	—		176,285
New Zealand	—	201,090	—		201,090
Norway	—	729,572	—		729,572
Singapore	—	1,372,132	—		1,372,132
Spain	—	1,575,061	—		1,575,061
Sweden	—	1,767,837	—		1,767,837
Switzerland	—	1,690,601	—		1,690,601
United Kingdom	—	9,917,106	—		9,917,106
All Other	$58,762,150	—	—		58,762,150
Convertible Preferred Stock:
Airlines	—	443,608	—		443,608
Automobiles	490,980	—	—	†	490,980
Capital Markets	—	1,109,338	459,324		1,568,662
Commercial Banks	271,250	244,601	—		515,851
Commercial Services & Supplies	—	512,203	—		512,203
Diversified Financial Services	1,031,100	1,889,353	—		2,920,453
Household Durables	590,450	347,800	—		938,250
Oil, Gas & Consumable Fuels	518,934	1,176,425	—		1,695,359
Professional Services	—	661,336	—		661,336
Road/Rail		509,337			509,337
All Other	5,523,035	—	—		5,523,035
Convertible Bonds & Notes	—	8,559,531	—		8,559,531
Yankee Bond	—	492,938	—		492,938
Warrants	210,844	—	—		210,844
Short-Term Investment	—	1,583,284	—		1,583,284
Total Investments in Securities - Assets	$67,398,743	$55,086,138	$459,622		$122,944,503
Investments in Securities - Liabilities
Call Options Written, at value:
Market price	$(38,543)	—	—		$(38,543)
Total Investments	$67,360,200	$55,086,138	$459,622		$122,905,960

†      Escrow GM Corp. is fair-valued at $0.

There were no significant transfers between Levels 1 and 2 during the nine months ended May 31, 2011.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended May 31, 2011, was as follows:

	Beginning Balance 8/31/10	Net Purchases	Net Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3*		Transfers out of Level 3	Ending Balance 5/31/11
Investments in Securities - Assets
Common Stock:
Ireland	$264	—	—	—	—	$34	—		—	$298
Convertible Preferred Stock:
Automobiles	—	—	—	—	—	—	—	†	—	—
Capital Markets	262,604	—	—	—	—	196,720	—		—	459,324
Total Investments	$262,868	—	—	—	—	$196,754	—		—	$459,622

*      Transferred out of Level 1 into Level 3 because sufficient observable inputs were not available.

†      Escrow GM Corp. is fair-valued at $0.

The net change in unrealized appreciation/depreciation of Level 3 investments, which the Fund held at May 31, 2011 was $196,754.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AGIC Global Equity & Convertible Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 18, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 18, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 18, 2011